Stockholders' Investment	9 Months Ended
Oct. 01, 2011
Stockholders' Investment/Stock Redemption [Abstract]
STOCKHOLDERS' INVESTMENT

(C)	STOCKHOLDERS’ INVESTMENT

Activity within stockholders’ investment, including comprehensive loss, for the third quarter of 2011 is as follows:

				Accumulated
		Additional		Other
	Common	Paid-In	Accumulated	Comprehensive	Treasury	Comprehensive
	Stock	Capital	Deficit	Income (Loss)	Stock	Loss
	(Amounts in millions)

Balance, July 2, 2011	$0.1	$176.5	$(69.8)	$4.0	$(3.1)	$—
Net loss	—	—	(2.1)	—	—	(2.1)
Other comprehensive loss:
Currency translation adjustment	—	—	—	(3.7)	—	(3.7)
Pension liability adjustment	—	—	—	(0.5)	—	(0.5)

Comprehensive loss						$(6.3)

3,000 shares of common stock issued upon exercise of stock options	—	0.1	—	—	—
2,483 shares of treasury stock acquired	—	—	—	—	—
Share-based compensation expense	—	0.1	—	—	—

Balance, October 1, 2011	$0.1	$176.7	$(71.9)	$(0.2)	$(3.1)

Activity within stockholders’ investment, including comprehensive (loss) income, for the third quarter of 2010 is as follows:

				Accumulated
		Additional		Other
	Common	Paid-In	Accumulated	Comprehensive	Comprehensive
	Stock	Capital	Deficit	(Loss) Income	Income (Loss)
	(Amounts in millions)

Balance, July 3, 2010	$0.1	$173.1	$(16.5)	$(0.4)	$—
Net earnings	—	—	9.8	—	9.8
Other comprehensive income (loss):
Currency translation adjustment	—	—	—	3.2	3.2
Pension liability adjustment	—	—	—	(0.2)	(0.2)

Comprehensive income					$12.8

Share-based compensation expense	—	0.7	—	—

Balance, October 2, 2010	$0.1	$173.8	$(6.7)	$2.6

Activity within stockholders’ investment, including comprehensive loss, for the first nine months of 2011 is as follows:

				Accumulated
		Additional		Other
	Common	Paid-In	Accumulated	Comprehensive	Treasury	Comprehensive
	Stock	Capital	Deficit	Income (Loss)	Stock	Loss
	(Amounts in millions)

Balance, December 31, 2010	$0.1	$174.7	$(16.8)	$0.8	$—	$—
Net loss	—	—	(55.1)	—	—	(55.1)
Other comprehensive loss:
Currency translation adjustment	—	—	—	(0.9)	—	(0.9)
Pension liability adjustment, net of tax of approximately $0.3 million	—	—	—	(0.1)	—	(0.1)

Comprehensive loss						$(56.1)

175,261 shares of common stock issued upon vesting of restricted stock	—	—	—	—	—
28,178 shares of common stock issued upon exercise of stock options	—	0.5	—	—	—
74,950 shares of treasury stock acquired	—	—	—	—	(3.1)
Modification to executive stock option arrangements	—	1.1	—	—	—
Share-based compensation expense	—	0.4	—	—	—

Balance, October 1, 2011	$0.1	$176.7	$(71.9)	$(0.2)	$(3.1)

Activity within stockholders’ investment, including comprehensive (loss) income, for the first nine months of 2010 is as follows:

				Accumulated
		Additional		Other	Comprehensive
	Common	Paid-In	Accumulated	Comprehensive	(Loss)
	Stock	Capital	Deficit	Income	Income
	(Amounts in millions)

Balance, December 31, 2009	$0.1	$171.9	$(3.4)	$1.5	$—
Net loss	—	—	(3.3)	—	(3.3)
Other comprehensive income:
Currency translation adjustment	—	—	—	1.1	1.1

Comprehensive loss					$(2.2)

Share-based compensation expense	—	1.9	—	—

Balance, October 2, 2010	$0.1	$173.8	$(6.7)	$2.6